Segment information (Tables)	9 Months Ended
May 31, 2025
Segment information
Summary of reportable business segments

	Three-month period ended May 31, 2025
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	160,372		45,156	—	205,528
Revenue from other segments	81,891		—	(81,891)	—
Segment revenues	242,263		45,156	(81,891)	205,528
Segment gross profit (loss)	55,509		(16,263)	(6,310)	32,936

Segment profit (loss) before tax	(7,075,475)	[1]	(67,806)	(3,789)	(7,147,000)
Research and development	725,299		13,223	—	738,522
Office salaries and benefits	715,751		1,037	—	716,788

	Three-month period ended May 31, 2024
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	599,380		460,773	—	1,060,153
Revenue from other segments	(18,753)		4,959	13,794	—
Segment revenues	580,627		465,732	13,794	1,060,153
Segment gross profit (loss)	111,615		326,455	11,967	450,037

Segment profit (loss) before tax	(2,307,334)	[2]	5,883	(903,212)	(3,205,103)
Research and development	628,578		—	—	628,578
Office salaries and benefits	681,995		109,414	—	791,409
1For the three-month period ended May 31, 2025, the segment profit for this segment includes a loss on derivative liabilities of $34,815 and litigation settlement costs of $2,813,511 [see note9 and 13].
2For the three-month period ended May 31, 2024, the segment profit for this segment includes a gain on derivative liabilities of $404,044 [see note 13].

	Nine-month period ended May 31, 2025
	Sale of			Inter-
	electric		Rental of	segment
	boats		electric boats	eliminations	Total
	$		$	$	$
Revenue from external customers	359,096		94,125	—	453,221
Revenue from other segments	116,479		—	(116,479)	—
Segment revenues	475,575		94,125	(116,479)	453,221
Segment gross profit (loss)	33,958		(32,642)	(24,522)	(23,206)

Segment profit (loss) before tax	(12,225,389)	[1]	(83,199)	(25,819)	(12,334,407)
Research and development	1,763,484		19,023	—	1,782,507
Office salaries and benefits	2,262,379		(110,720)	—	2,151,659

	Nine-month period ended May 31, 2024
	Sale of				Inter-
	electric		Rental of		segment
	boats		electric boats		eliminations	Total
	$		$		$	$
Revenue from external customers	893,998		1,881,158		—	2,775,156
Revenue from other segments	207,000		16,926		(223,926)	—
Segment revenues	1,100,998		1,898,064		(223,926)	2,775,156
Segment gross profit (loss)	42,746		1,065,055		(2,153)	1,105,648

Segment profit (loss) before tax	(5,049,355)	[2]	(4,732,851)	[3]	(901,945)	(10,648,151)
Research and development	1,947,815		—		—	1,947,815
Office salaries and benefits	2,280,098		416,537		—	2,696,635

	As at May 31, 2025
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	26,218,536	1,272,635	(2,990,849)	24,500,322
Cash	10,858,474	32,428	—	10,891,002
Additions to property and equipment and intangibles	442,225	10,000	(3,200)	449,025
Segment liabilities	797,910	640,103	6,175,621	7,613,634
1For the nine-month period ended May 31, 2025, the segment profit for this segment includes a gain on derivative liabilities $3,094,833, transaction costs of $1,040,742, and litigation settlement costs of $2,813,511 [see note 9 and 13].
2For the nine-month period ended May 31, 2024, the segment profit for this segment includes a gain on derivative liabilities $5,913,484 and transaction costs of $1,860,335 [see note 13].
3For the nine-month period ended May 31, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 8].

	As at August 31, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	19,737,669	2,960,124	(11,277,388)	11,420,241
Cash	28,108	35,018	—	63,126
Additions to property and equipment	280,587	487,000	(185,744)	599,578
Segment liabilities	8,306,618	1,151,501	(1,013,824)	8,400,254